UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments.

A copy of The Schedule of Investments for the period ended 3/31/16 is included with this Form.

■	Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2016 (Unaudited)
Shares		Value

Common Stocks — 97.0%
Consumer Discretionary — 10.5%
5,000	AutoZone, Inc. *	$3,983,450
22,800	Brinker International, Inc.	1,047,660
9,300	Buffalo Wild Wings, Inc. *	1,377,516
1,900	Domino’s Pizza, Inc.	250,534
40,200	LKQ Corp. *	1,283,586
5,200	O’Reilly Automotive, Inc. *	1,423,032
39,400	TJX Companies, Inc. (The)	3,086,990
19,200	VF Corp.	1,243,392
18,600	Wolverine World Wide, Inc.	342,612
		14,038,772
Consumer Staples — 15.3%
3,300	Boston Beer Co., Inc. (The) Class A *	610,731
5,800	British American Tobacco PLC ADR (1)	678,078
14,000	Casey’s General Stores, Inc.	1,586,480
32,800	Church & Dwight Co., Inc.	3,023,504
11,000	Costco Wholesale Corp.	1,733,380
10,000	CVS Health Corp.	1,037,300
8,900	Edgewell Personal Care Co.	716,717
8,900	Energizer Holdings, Inc.	360,539
23,000	General Mills, Inc.	1,457,050
82,000	Hormel Foods Corp.	3,545,680
12,800	Ingredion, Inc.	1,366,912
21,500	J&J Snack Foods Corp.	2,328,020
11,000	PepsiCo, Inc.	1,127,280
18,000	Reynolds American, Inc.	905,580
		20,477,251
Energy — 1.8%
2,500	Core Laboratories N.V. (1)	281,025
16,700	Enbridge, Inc.	649,797
12,000	EQT Corp.	807,120
4,400	Oceaneering International, Inc.	146,256
18,000	ONEOK, Inc. (1)	537,480
		2,421,678
Financials — 2.7%
10,000	Affiliated Managers Group, Inc. *	1,624,000
10,500	American Tower Corp. REIT	1,074,885
7,800	M&T Bank Corp.	865,800
		3,564,685

Shares		Value
Health Care — 14.1%
14,000	Alexion Pharmaceuticals, Inc. *	$1,949,080
4,272	Allergan PLC *	1,145,024
4,000	Becton, Dickinson & Co.	607,280
7,000	C.R. Bard, Inc.	1,418,690
11,800	Cerner Corp. *	624,928
5,100	DENTSPLY SIRONA, Inc.	314,313
19,340	Express Scripts Holding Co. *	1,328,465
15,300	Henry Schein, Inc. *	2,641,239
19,000	IDEXX Laboratories, Inc. *	1,488,080
3,500	Illumina, Inc. *	567,385
19,800	Mednax, Inc. *	1,279,476
7,400	Mettler-Toledo International, Inc.*	2,551,224
53,500	Novo Nordisk A/S ADR	2,899,165
		18,814,349
Industrials — 28.8%
9,500	Acuity Brands, Inc.	2,072,330
45,000	AMETEK, Inc.	2,249,100
28,000	Canadian National Railway Co.	1,748,880
1,000	Canadian Pacific Railway Ltd.	132,690
14,400	CLARCOR, Inc.	832,176
24,700	Danaher Corp.	2,343,042
5,700	Equifax, Inc.	651,453
4,400	Esterline Technologies Corp. *	281,908
12,100	General Dynamics Corp.	1,589,577
15,890	HEICO Corp.	955,466
19,200	IDEX Corp.	1,591,296
7,600	IHS, Inc. Class A *	943,616
11,600	ITT Corp.	427,924
8,000	J.B. Hunt Transport Services, Inc.	673,920
10,100	Kansas City Southern	863,045
18,800	Kirby Corp. *	1,133,452
7,000	Lincoln Electric Holdings, Inc.	409,990
9,000	Middleby Corp. (The) *	960,930
4,000	Northrop Grumman Corp.	791,600
26,000	Republic Services, Inc.	1,238,900
139,800	Rollins, Inc.	3,791,376
15,400	Roper Technologies, Inc.	2,814,658
4,000	Snap-on, Inc.	627,960
15,100	Stericycle, Inc. *	1,905,469
12,500	Teledyne Technologies, Inc. *	1,101,750
19,000	Toro Co. (The)	1,636,280
13,800	Union Pacific Corp.	1,097,790
17,000	Wabtec Corp.	1,347,930
34,200	Waste Connections, Inc.	2,208,978
		38,423,486

■	Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2016 (Unaudited)
Shares		Value
Information Technology — 13.5%
21,400	Accenture PLC Class A	$2,469,560
10,000	Alliance Data Systems Corp. *	2,200,000
24,600	Amphenol Corp. Class A	1,422,372
14,800	ANSYS, Inc. *	1,324,008
9,700	Automatic Data Processing, Inc.	870,187
25,600	Fiserv, Inc. *	2,626,048
17,500	MasterCard, Inc. Class A	1,653,750
24,800	Open Text Corp.	1,284,640
28,400	Salesforce.com, Inc. *	2,096,772
7,800	Ultimate Software Group, Inc. (The) *	1,509,300
7,800	WEX, Inc. *	650,208
		18,106,845
Materials — 10.3%
3,600	Airgas, Inc.	509,904
12,200	Ball Corp.	869,738
32,500	Crown Holdings, Inc. *	1,611,675
17,000	Ecolab, Inc.	1,895,840
27,600	FMC Corp. (1)	1,114,212
1,700	NewMarket Corp.	673,642
12,200	Packaging Corp. of America	736,880
13,000	Praxair, Inc.	1,487,850
14,000	Scotts Miracle-Gro Co. (The) Class A	1,018,780
31,600	Silgan Holdings, Inc.	1,680,172
20,400	Valspar Corp. (The)	2,183,208
		13,781,901
	Total Common Stocks (Cost $62,425,731)	129,628,967

Shares		Value

Short-Term Investments — 5.0%
Money Market Funds — 5.0%
3,993,471	State Street Institutional Liquid Reserves Fund	3,993,471
2,686,575	State Street Navigator Securities Lending Prime Portfolio (2)	2,686,575
	Total Short-Term Investments (Cost $6,680,046)	6,680,046
	Total Investments — 102.0% (Cost $69,105,777)	$136,309,013
Excess Of Liabilities Over Cash And Other Assets — (2.0)%		(2,693,282)
Net Assets (3) —100.0%		$133,615,731
Net Asset Value Per Outstanding Share ($133,615,731 ÷ 6,358,214 shares outstanding)		$21.01

*	Non-income producing.

(1)	A portion or all of the security was held on loan. As of March 31, 2016, the market value of the securities on loan was $2,610,795.

(2)	Securities with an aggregate market value of $2,610,795 were out on loan in exchange for $2,686,575 of cash collateral as of March 31, 2016. The collateral was invested in a cash collateral reinvestment vehicle.

(3)	For federal income tax purposes, the aggregate cost was $69,105,777, aggregate gross unrealized appreciation was $68,114,177, aggregate gross unrealized depreciation was $910,941 and the net unrealized appreciation was $67,203,236.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$129,628,967	$-	$-	$129,628,967
Short-Term Investments	6,680,046	-	-	6,680,046
Total Investments in Securities	$136,309,013	$-	$-	$136,309,013

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 31, 2016